INVENTORY	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
INVENTORY [Text Block]

6. INVENTORY

	December 31, 2022	December 31, 2021
Finished goods	$132,266	$172,865
Raw materials and supplies	4,011,930	5,361,693
	$4,144,196	$5,534,558

Included in cost of goods sold is $4,695,464 (2021 - $3,091,973) of direct material costs recognized as expense. Inventory written off during the year was $260,040 (2021 - $117,403).